Document and Entity Information	21 Months Ended
Sep. 30, 2012
Document and Entity Information
Entity Registrant Name	Blue Earth, Inc.
Document Type	S-1
Document Period End Date	Sep 30, 2012
Amendment Flag	false
Entity Central Index Key	0001422109
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	18,625,802
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash	$ 1,191,654	$ 527,108	$ 3,900,096
Accounts receivable, net	935,576	945,815
Inventory, net	316,630	473,451
Construction in progress	835,771
Prepaid expenses	261,194	564,427	38,039
Total Current Assets	3,540,825	2,510,801	3,938,135
PROPERTY AND EQUIPMENT, net	751,642	850,751	10,932
OTHER ASSETS
Deposits	17,930	17,930	3,000
Contracts and franchise, net	8,830,260	10,846,590
Total Other Assets	8,848,190	10,864,520	3,000
TOTAL ASSETS	13,140,657	14,226,072	3,952,067
CURRENT LIABILITIES
Accounts payable and accrued expenses	1,896,517	1,840,909	37,339
Current portion of notes payable	533,701	533,701
Related party payables	532,572	384,369
Billings in excess of revenues	844,043	645,424
Taxes payable	76,994	230,295
Payroll Payable	145,491	276,018
Preferred dividends payable	337,663	54,155
Warrant derivative liability	668,646	2,037,325	1,288,159
Total Current Liabilities	5,035,627	6,002,196	1,325,498
LONG TERM LIABILITIES
Long term portion of notes payable	748,459	979,338
Total Liabilities	5,784,086	6,981,534	1,325,498
Commitments and contingencies
STOCKHOLDERS' EQUITY
Preferred stock value	543	200
Common stock value	19,392	18,703	11,855
Additional paid-in capital	37,409,584	33,771,622	12,420,166
Stock subscription receivable		(2,632,192)
Accumulated deficit	(30,072,948)	(23,913,795)	(9,805,452)
Total Stockholders' Equity	7,356,571	7,244,538	2,626,569
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 13,140,657	$ 14,226,072	$ 3,952,067

Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	25,000,000	25,000,000	25,000,000
Preferred stock, shares issued	543,402	200	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	19,391,724	18,703,182	11,855,232
Common stock, shares outstanding	19,391,724	18,703,182	11,855,232

Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
REVENUES	$ 1,714,256	$ 1,129,491	$ 5,395,232	$ 3,173,127	$ 5,315,664
COST OF SALES	1,226,090	591,907	3,618,231	1,344,210	2,838,277
GROSS PROFIT	515,166	537,584	1,777,001	1,828,917	2,477,387
OPERATING EXPENSES
Depreciation and amortization	614,272	229,369	1,861,522	505,118	1,209,769
General and administrative	2,478,668	2,189,080	6,862,379	4,819,334	14,434,071	2,202,320
Total Operating Expenses	3,092,940	2,418,449	8,723,901	5,324,452	15,643,840	2,202,320
LOSS FROM OPERATIONS	(2,348,226)	(707,327)	(4,369,126)	(1,614,670)	(13,166,453)	(2,202,320)
OTHER INCOME (EXPENSE)
Change in fair value of warrant liability	975,263	(697,746)	1,344,679	(633,547)	(749,166)	(483,441)
Interest income		1		957	957	15,311
Interest expense	(31,138)	(19,885)	(74,984)	(48,969)	(49,324)
Liquidated damages expense					(55,000)
Total Other Income (Expense)	944,125	(717,630)	1,269,695	(681,559)	(852,533)	(468,130)
LOSS BEFORE INCOME TAXES	(1,633,649)	(2,598,495)	(5,677,205)	(4,177,094)	(14,018,986)	(2,670,450)
INCOME TAX EXPENSE						(12,781)
LOSS FROM CONTINUING OPERATIONS	(1,633,649)	(2,598,495)	(5,677,205)	(4,177,094)	(14,018,986)	(2,683,231)
GAIN ON DISPOSAL OF DISCONTINUED OPERATIONS, net of income taxes of $0						66,292
LOSS FROM DISCONTINUED OPERATIONS, net of income taxes of $0						(970,614)
NET LOSS	(1,633,649)	(2,598,495)	(5,677,205)	(4,177,094)	(14,018,986)	(3,587,553)
PREFERRED DIVIDENDS	(243,821)		(481,948)		(89,357)
NET LOSS ATTRIBUTABLE TO COMMON SHAREHOLDERS	$ (1,877,470)	$ (2,598,495)	$ (6,159,153)	$ (4,177,094)	$ (14,108,343)	$ (3,587,553)
BASIC AND DILUTED LOSS PER SHARE
Continuing Operations	$ (0.09)	$ (0.17)	$ (0.3)	$ (0.3)	$ (0.93)	$ (0.18)
Discontinued Operations						$ (0.06)
Net Loss per share	$ (0.09)	$ (0.17)	$ (0.3)	$ (0.3)	$ (0.93)	$ (0.24)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING BASIC AND DILUTED	19,014,439	14,986,329	18,688,056	14,053,860	15,109,401	15,201,303

Consolidated Statements of Stockholders' Equity (USD $)	Preferred Stock	Common Stock	Additional Paid-in Capital	Stock Subscription Receivable	Accumulated Deficit	Total Stockholders' Equity
Beginning Balance, amount at Dec. 31, 2009		$ 17,669	$ 10,152,118		$ (6,217,899)	$ 3,951,888
Beginning Balance, shares at Dec. 31, 2009		17,668,500
Common shares issued for consulting services, shares		83,000
Common shares issued for consulting services, value		83	41,417			41,500
Common shares cancelled in sale of subsidiary, shares		(6,331,050)
Common shares cancelled in sale of subsidiary, value		(6,331)	6,331
Stock option and warrant expense			1,575,768			1,575,768
Stock warrant liability contributed by shareholders			136,500			136,500
Common shares issued for cash, shares		434,782
Common shares issued for cash, value		434	499,565			499,999
Net loss for the year end					(3,587,553)	(3,587,553)
Ending Balance, amount at Dec. 31, 2010		11,855	12,420,166		(9,805,452)	2,626,569
Liability paid on behalf of the Company by a shareholder at Dec. 31, 2010			8,467			8,467
Ending Balance, shares at Dec. 31, 2010		11,855,232
Common shares issued for consulting services, shares		743,903
Common shares issued for consulting services, value		744	972,406			973,150
Stock option and warrant expense			7,809,893			7,809,893
Common stock issued for options cancellation, shares		72,813
Common stock issued for options cancellation, value		73	95,712			95,785
Common stock issued for acquisition of subsidiary, shares		5,779,762
Common stock issued for acquisition of subsidiary, value		5,780	10,164,229	(2,632,192)		7,537,817
Common stock issued for license, shares		150,000
Common stock issued for license, value		150	176,850			177,000
Common stock issued for employee incentives, shares		66,667
Common stock issued for employee incentives, value		66	114,601			114,667
Common stock issued for exercise of options, shares		34,805
Common stock issued for exercise of options, value		35	17,965			18,000
Preferred shares issued for cash, shares	200,000
Preferred shares issued for cash, value	200		1,999,800			2,000,000
Net loss for the year end					(14,108,343)	(14,108,343)
Ending Balance, amount at Dec. 31, 2011	$ 200	$ 18,703	$ 33,771,622	$ (2,632,192)	$ (23,913,795)	$ 7,244,538
Ending Balance, shares at Dec. 31, 2011	200,000	18,703,182

Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES
Net loss from continuing operations	$ (6,159,153)	$ (4,177,094)	$ (14,108,343)	$ (2,683,231)
Loss from discontinued operations				(904,322)
Net loss	(6,159,153)	(4,177,094)	(14,108,343)	(3,587,553)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock option and warrants issued for services	968,822	757,452	7,809,893	1,617,268
Warrant derivative liability	(1,368,679)	633,547	749,166	483,441
Stock issued for services	412,663	557,477	1,201,602
Derivative attached to preferred stock	140,300
Depreciation and amortization	1,861,522	505,118	1,209,769	89
Changes in operating assets and liabilities:
Accounts receivable	10,239	(170,934)	32,800
Inventory	156,821	(355,070)	(347,174)
Prepaid expenses and deposits	303,233	(472,805)	(355,989)	(41,039)
Construction in progress	(349,120)
Accrued dividends payable	341,679		54,155
Accounts payable and accrued expenses	82,399	(179,407)	(391,958)	173,738
Net Cash Used in Continuing Operating Activities	(3,599,274)	(2,901,716)	(4,146,079)	(1,354,056)
Net Cash Provided by (Used in) Discontinued Operating Activities				81,382
INVESTING ACTIVITIES
Acquisition of subsidiaries		(604,670)	(1,185,392)
Purchase of license		(100,000)	(100,000)
Purchase of property and equipment		(41,408)	(135,360)	(11,021)
Net Cash Used in Investing Activities		(746,078)	(1,420,752)	(11,021)
Net Cash Used in Discontinued Investing Activities				(24,418)
FINANCING ACTIVITIES
Proceeds from preferred stock	2,956,000	1,000,000	2,000,000
Proceeds from notes payable	1,208,551
Proceeds from related party loans	155,000	120,892	22,096
Repayment of notes payable	(48,934)	(1,585,341)	(1,629,231)
Repayment of notes payable - related party	(6,797)
Acquisition of subsidiary		1,800,978	1,800,978
Proceeds from common stock and warrants, net of offering costs in 2009				499,999
Net Cash Provided by Financing Activities	4,263,820	1,336,529	2,193,843	499,999
Net Cash Provided by (Used in) Discontinued Financing Activities				(50,642)
NET INCREASE (DECREASE) IN CASH	664,546	(2,311,265)	(3,372,988)	(858,756)
CASH AT BEGINNING OF PERIOD	527,108	3,900,096	3,900,096	4,758,852
CASH AT END OF PERIOD	1,191,654	1,588,831	527,108	3,900,096
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for Interest	53,597	48,969	49,324
Cash paid for Income taxes				12,781
NON CASH FINANCING ACTIVITIES:
Liability paid on behalf of the Company by a shareholder				8,467
Reclassification of warrant derivative liability to (from) additional paid-in capital				136,500
Preferred shares and warrants issued for debt	713,020
Common stock issued for contracts	486,651
Common stock issued for acquisition of subsidiary		10,127,860	7,537,817
Common stock issued - license		177,000	177,000
Common stock issued - debt	677,476
Common stock issued - preferred stock and dividends payable	$ 58,171

Description of Business	12 Months Ended
Dec. 31, 2011
Notes
Description of Business

Note 1 - Description of Business

Blue Earth, Inc.  and subsidiaries (the “Company”), a Nevada corporation headquartered in Henderson, Nevada, is a provider of energy efficiency and renewable energy solutions for facilities primarily located in west coast states. The primary focus is acquiring companies and innovative technologies that enable customers to reduce their energy consumption, lower their generating capacity and maintenance costs and realize environmental benefits. The Company’s comprehensive set of energy services serves the small commercial, industrial and utility markets.

On August 31, 2010, the Company sold all of the issued and outstanding common stock of Genesis Fluid Solutions, its wholly owned subsidiary. The operating results of this former subsidiary have been reported as discontinued operations in the accompanying consolidated financial statements. See Note 13.

Condensed Financial Statements	3 Months Ended
Sep. 30, 2012
Organization, Consolidation and Presentation of Financial Statements:
Condensed Financial Statements

NOTE 1 - CONDENSED FINANCIAL STATEMENTS

The accompanying financial statements have been prepared by the Company without audit.  In the opinion of management, all adjustments (which include only normal recurring adjustments) necessary to present fairly the financial position, results of operations, and cash flows at September 30, 2012 and 2011, and for all periods presented herein, have been made.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted.  The results of operations for the periods ended September 30, 2012 and 2011 are not necessarily indicative of the operating results for the full year.

Significant Accounting Policies	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Notes
Significant Accounting Policies

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

Inventory

Inventory is recorded at the lower of cost or market (net realizable value) using the average cost method. The inventory on hand as of September 30, 2012 consists of motors, controllers, miscellaneous refrigeration parts and raw gasket material at costs of $341,630. An allowance for obsolete inventory has been recorded for $25,000, resulting in net inventory of $316,630.  The Company does not have any work in progress.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Going Concern

The Company's financial statements are prepared using generally accepted accounting principles in the United States of America applicable to a going concern which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The Company has not yet established an ongoing source of revenues sufficient to cover its operating costs and allow it to continue as a going concern. The ability of the Company to continue as a going concern is dependent on the Company obtaining adequate capital to fund operating losses until it becomes profitable. If the Company is unable to obtain adequate capital, it could be forced to cease operations.

In order to continue as a going concern, the Company will need, among other things, additional capital resources. Management's plan is to obtain such resources for the Company by obtaining capital from management and significant shareholders sufficient to meet its minimal operating expenses and seeking equity and/or debt financing. However management cannot provide any assurances that the Company will be successful in accomplishing any of its plans.

The ability of the Company to continue as a going concern is dependent upon its ability to successfully accomplish the plans described in the preceding paragraph and eventually secure other sources of financing and attain profitable operations. The accompanying financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Recent Accounting Pronouncements

The Company has evaluated recent accounting pronouncements and their adoption has not had or is not expected to have a material impact on the Company’s financial position, or statements.

Note 2 - Significant Accounting Policies

Use of Estimates

The Company’s consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). These accounting principles require management to make certain estimates, judgments and assumptions. Management believes that the estimates, judgments and assumptions upon which they rely are reasonable based upon information available to us at the time that these estimates, judgments and assumptions are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities as of the date of the consolidated financial statements as well as the reported amounts of revenues and expenses during the periods presented. The consolidated financial statements would be affected to the extent there are material differences between these estimates and actual results. In many cases, the accounting treatment of a particular transaction is specifically dictated by GAAP and does not require management’s judgment in its application. There are also areas in which management’s judgment in selecting any available alternative would not produce a materially different result. Significant estimates include the estimates of depreciable lives and valuation of property and equipment, valuation and amortization periods of intangible assets, valuation of derivatives, valuation of payroll tax contingencies, valuation of share-based payments, and the valuation allowance on deferred tax assets.

Principles of Consolidation

The consolidated financial statements for 2010 reflect the financial position and operations of the Company and its wholly- owned subsidiary, Blue Earth Tech, Inc.  For the year ended December 31, 2011, the consolidated financial statements included the accounts of Blue Earth Tech, Inc, Castrovilla, Inc., (Castrovilla) and Blue Earth Energy Management, Inc. The 2011 consolidated financial statements also include the accounts of HVAC Controls and Specialties, Inc. (HVAC), Ecolegacy, LLC (Eco) and Xnergy, Inc. (Xnergy) from September 1, 2011.

Cash and Cash Equivalents

The Company considers all short-term highly liquid investments with an original maturity at the date of purchase of three months or less to be cash equivalents. There were no cash equivalents at December 31, 2011 and 2010.

Accounts Receivable

The Company records accounts receivable related to its construction contracts based on billings or on amounts due under the contractual terms. Accounts receivable throughout the year may decrease based on payments received, credits for change orders, or back charges incurred.

Management reviews accounts receivable periodically to determine if any receivables will potentially be uncollectible. Management’s evaluation includes several factors including the aging of the accounts receivable balances, a review of significant past due accounts, economic conditions, and our historical write-off experience, net of recoveries. The Company includes any accounts receivable balances that are determined to be uncollectible, along with a general reserve, in its allowance for doubtful accounts. After all attempts to collect a receivable have failed, the receivable is written off against the allowance. The Company’s allowance for bad doubtful accounts was $193,218 and $-0- as of December 31, 2011 and 2010, respectively.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation is provided for on a straight-line basis over the estimated useful lives of the assets per the following table. Expenditures for additions and improvements are capitalized while repairs and maintenance are expensed as incurred.

Category	Depreciation Term
Computer and office equipment	3-5 years
Equipment and tools	5-10 years
Vehicles	5 years

Intangible Assets

The Company records the purchase of intangible assets not purchased in a business combination in accordance with the ASC Topic 350 and records intangible assets acquired in a business combination in accordance with ASC Topic 805. In  connection with the purchases of Castrovilla. and Xnergy. the Company has recorded $11,595,475 as the value of customer contracts and franchises. The Company also paid $277,000 for a license to energy conservation technology. These amounts are being amortized over the estimated life of 5 years. The Company recorded amortization expense of $1,114,648 during the year ended December 31, 2011. Annual amortization expense will be $2,386,708 through 2016.

Long-Lived Assets

Management evaluates the recoverability of the Company’s identifiable intangible assets and other long-lived assets in accordance with ASC Topic 360, which generally requires the assessment of these assets for recoverability when events or circumstances indicate a potential impairment exists. Events and circumstances considered by the Company in determining whether the carrying value of identifiable intangible assets and other long-lived assets may not be recoverable include, but are not limited to: significant changes in performance relative to expected operating results, significant changes in the use of the assets, significant negative industry or economic trends, a significant decline in the Company’s stock price for a sustained period of time, and changes in the Company’s business strategy. In determining if impairment exists, the Company estimates the undiscounted cash flows to be generated from the use and ultimate disposition of these assets. If impairment is indicated based on a comparison of the assets’ carrying values and the undiscounted cash flows, the impairment loss is measured as the amount by which the carrying amount of the assets exceeds the fair market value of the assets.

Fair Value Measurements

On January 1, 2008, the Company adopted the provisions of ASC Topic 820 “Fair Value Measurements and Disclosures”. ASC Topic 820 defines fair value as used in numerous accounting pronouncements, establishes a framework for measuring fair value and expands disclosure of fair value measurements. Excluded from the scope of ASC Topic 820 are certain leasing transactions accounted for under ASC Topic 840, “Leases.” The exclusion does not apply to fair value measurements of assets and liabilities recorded as a result of a lease transaction but measured pursuant to other pronouncements within the scope of ASC Topic 820.

Advertising

The Company conducts advertising for the promotion of its services. In accordance with ASC Topic 720-35-25, advertising costs are charged to operations when incurred. Advertising costs aggregated $300,927 and $46,590 for the years ended December 31, 2011 and 2010, respectively.

Reclassifications

Certain amounts in the accompanying 2010 consolidated financial statements have been reclassified to conform to the 2011 presentation.  All 2010 amounts in the Statement of Operations relating to the sold subsidiary, Genesis Ltd. have been reclassified to Loss from Discontinued Operations (See Note 10).

Reserve for Warranty

The Company has accrued a reserve for the estimated cost of completing warranted services. The reserve is $25,241 and $-0- as of December 31, 2011 and 2010, respectively.

Revenue Recognition

The Company generates revenues from professional services contracts. Customers are billed, according to individual agreements. Revenues from professional services are recognized on a completed-contract basis, in accordance with ASC Topic 605-35, “Construction-Type and Production-Type Contracts.” Under the completed-contract basis, contract costs are recorded to a deferred asset account and billings and/or cash received are recorded to a deferred revenue liability account during the periods of construction. Costs include direct material, direct labor and subcontract labor. All revenues, costs, and profits are recognized in operations upon completion of the contract. A contract is considered complete when all costs except insignificant items have been incurred and final acceptance has been received from the customer. Corporate general and administrative expenses are charged to the periods as incurred. However, in the event a loss on a contract is foreseen, the Company will recognize the loss as incurred.

For uncompleted contracts, the deferred asset (accumulated contract costs) in excess of the deferred liability (billings and/or cash received) is classified under current assets as Costs in excess of billings on uncompleted contracts. The deferred liability (billings and/or cash received) in excess of the deferred asset (accumulated contract costs) is classified under current liabilities as Billings in excess of costs on uncompleted contracts. Contract retentions are included in accounts receivable.

Income Taxes

The Company uses the asset and liability method of accounting for income taxes in accordance with ASC Topic 740, “Income Taxes.” Under this method, income tax expense is recognized for the amount of: (i) taxes payable or refundable for the current year, and (ii) deferred tax consequences of temporary differences resulting from matters that have been recognized in an entity’s financial statements or tax returns. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date. A valuation allowance is provided to reduce the deferred tax assets reported if, based on the weight of the available positive and negative evidence, it is more likely than not some portion or all of the deferred tax assets will not be realized. A liability (including interest if applicable) is established in the consolidated financial statements to the extent a current benefit has been recognized on a tax return for matters that are considered contingent upon the outcome of an uncertain tax position. Applicable interest is included as a component of income tax expense and income taxes payable.

ASC Topic 740-10-30 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC Topic 740-10-40 provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. The Company believes its tax positions are all highly certain of being upheld upon examination. As such, the Company has not recorded a liability for unrecognized tax benefits. As of December 31, 2011, the tax years 2008 through 2010 remain open for IRS audit. The Company has received no notice of audit from the Internal Revenue Service for any of the open tax years.

The Company adopted the provisions of ASC Topic 740-10-25-09, which provides guidance on how an entity should determine whether a tax position is effectively settled for the purpose of recognizing previously unrecognized tax benefits. The term “effectively settled” replaces the term “ultimately settled” when used to describe recognition, and the terms “settlement” or “settled” replace the terms “ultimate settlement” or “ultimately settled” when used to describe measurement of a tax position under ASC Topic 740. Topic 740-10-25-09 clarifies that a tax position can be effectively settled upon the completion of an examination by a taxing authority without being legally extinguished. For tax positions considered effectively settled, an entity would recognize the full amount of tax benefit, even if the tax position is not considered more likely than not to be sustained based solely on the basis of its technical merits and the statute of limitations remains open.

Basic and Diluted Loss Per Share

Basic net loss per share is computed by dividing the net loss by the weighted average number of shares of common stock outstanding during the periods presented. Diluted net loss per common share is computed using the weighted average number of common shares outstanding for the period, and, if dilutive, potential common shares outstanding during the period. Potential common shares consist of the incremental common shares issuable upon the exercise of stock options, stock warrants, convertible preferred stock or other common stock equivalents. Options to purchase 607,791 and 298,500 common shares and warrants to purchase 15,531,116 and 11,870,116 common shares were outstanding at December 31, 2011 and 2010, but were not included in the computation of diluted loss per share because the effects would have been anti-dilutive. These options and warrants may dilute future earnings per share.

Stock-Based Compensation

The Company recognizes compensation expense for stock-based compensation in accordance with ASC Topic No. 718. For employee stock-based awards, the Company calculates the fair value of the award on the date of grant using the Black-Scholes method for stock options; the expense is recognized over the service period for awards expected to vest. For non-employee stock-based awards, the Company calculates the fair value of the award on the date of grant in the same manner as employee awards, however, the awards are revalued at the end of each reporting period and the pro rata compensation expense is adjusted accordingly until such time the nonemployee award is fully vested, at which time the total compensation recognized to date shall equal the fair value of the stock-based award as calculated on the measurement date, which is the date at which the award recipient’s performance is complete.

The estimation of stock-based awards that will ultimately vest requires judgment, and to the extent actual results or updated estimates differ from original estimates, such amounts are recorded as a cumulative adjustment in the period estimates are revised. The Company considers many factors when estimating expected forfeitures, including types of awards, employee class, and historical experience.

Comprehensive Income

The Company has no items of other comprehensive income as of December 31, 2011 and 2010.

Accounting for Derivatives

The Company evaluates its options, warrants or other contracts to determine if those contracts or embedded components of those contracts qualify as derivatives to be separately accounted for under ASC Topic 815, “Derivatives and Hedging”. The result of this accounting treatment is that the fair value of the derivative is marked-to-market each balance sheet date and recorded as a liability. In the event that the fair value is recorded as a liability, the change in fair value is recorded in the statement of operations as other income (expense). Upon conversion or exercise of a derivative instrument, the instrument is marked to fair value at the conversion date and then that fair value is reclassified to equity. Equity instruments that are initially classified as equity that become subject to reclassification under ASC Topic 815 are reclassified to liability at the fair value of the instrument on the reclassification date.

Research and Development

In accordance with ASC Topic 730, “Research and Development”, expenditures for research and development of the Company’s products and services are expensed when incurred, and are included in operating expenses. The Company recognized research and development costs of $14,230 and $-0- for the years ended December 31, 2011 and 2010, respectively.  The 2010 expense has been included in Loss from discontinued operations.

Recent Accounting Pronouncements

The Company has evaluated recent accounting pronouncements and their adoption has not had or is not expected to have a material impact on the Company’s financial position or its financial statements.

Inventory

Inventory is recorded at the lower of cost or market (net realizable value) using the average cost method. The inventory on hand as of December 31, 2011 and 2010 consists of motors, controllers, miscellaneous refrigeration parts and raw gasket material at costs of $473,451 and $-0-, respectively. The Company does not have any work in progress.

Prepaid Expenses

The components of the Company’s prepaid expenses are as follows:

	Year Ended	Year Ended
	December 31, 2011	December 31, 2010
Consulting fees (term 1-9 months)	$464,214	$13,727
Royalties ( term as earned per contract)	68,213	--
Insurance (term 11 months)	29,000	24,312
Rent (term 1 month)	3,000	--
Total prepaid expenses	$564,427	$38,039

Technology License

On May 16, 2011, the Company purchased a license to energy conservation technology known as “SwitchGenie”. The purchase price was $100,000 and 150,000 shares of the Company’s common stock valued at $1.18 per share, which was the market price on the transaction closing date. The license also requires the Company to pay a royalty based upon SwitchGenie sales. The Company has prepaid $68,213 in royalties against the license as of December 31, 2011 which is included in prepaid expenses. The Company is amortizing the cost of the license over the expected life of 5 years and has recorded $36,933 of amortization expense during the year ended December 31, 2011. Future annual amortization expense will be $55,400.

Significant Events	3 Months Ended
Sep. 30, 2012
Interim Reporting:
Quarterly Financial Information

NOTE 3 - SIGNIFICANT EVENTS

Issuances of Common Stock

On February 12, 2012 the Company issued 7,500 shares of its common stock to a consultant for services valued at $1.22 per share. On February 23, 2012 the Company issued 11,111 shares of common stock  for the cancellation of 20,000 previously issued options. On March 17, 2012 the Company issued 9,125 shares to an executive officer for services valued at $1.37 per share. On March 17, 2012 the Company issued 6,000 shares  upon the exercise of warrants per the terms of the employment agreement. On March 24, 2012 the sellers of Xnergy, Inc. returned for cancellation 877,364 shares of common stock for the cancellation of the $2,632,192 stock subscription receivable. On April 16, 2012, the Company issued 65,217 shares of its common in exchange for 6,000 shares of its series A preferred stock and accrued dividends of $7,195. The Company also issued 29,678 shares of its common stock for services valued at $41,135. On April 25, 2012, the Company issued 509,533 shares of its common stock as partial settlement of a note payable in the amount of $677,475. On May 4, 2012 the Company received and cancelled 84,180 shares of its common stock upon the cashless exercise of warrants whereby it simultaneously issued 100,000 shares of its common stock. On May 7, 2012 the Company issued 90,000 shares of its common stock for services valued at $117,900. On May 16, 2012 the Company issued 40,000 shares of its common stock for services valued at $48,000. On May 18, 2012 the Company issued 16,000 shares  upon the exercise of warrants per the terms of the employment agreement. On July 19, 2012 the Company issued 5,000 shares  upon the exercise of warrants per the terms of the employment agreement. On July 20, 2012 the Company issued 12,000 shares  upon the exercise of warrants per the terms of the employment agreement. On July 30, 2012 the Company issued 212,800 shares upon the conversion of 19,000 shares of preferred stock and the related accrued dividends. On August 1, 2012 the Company issued 13,000 shares  upon the exercise of warrants per the terms of the employment agreement. On August 2, 2012 the Company issued 15,457 shares for services valued at $19,354. On August 3, 2012 the Company issued 17,000 shares  upon the exercise of warrants per the terms of the employment agreement. On August 9, 2012 the Company issued 366,529 shares to purchase certain solar projects in the state of Hawaii valued at $486,651. The Company also issued 29,412 shares for services valued at $30,000. On August 15, 2012 the Company received and cancelled 56,903 shares of its common stock upon the cashless exercise of warrants whereby it simultaneously issued 70,000 shares of its common stock. On August 16, 2012 the Company issued 13,627 shares for services valued at $19,623. On August 20, 2012 the Company issued 5,000 shares  upon the exercise of warrants per the terms of the employment agreement. On August 30, 2012 the Company issued 13,000 shares  upon the exercise of warrants per the terms of the employment agreement. On September 10, 2012 the Company issued 13,000 shares  upon the exercise of warrants per the terms of the employment agreement. On September 24, 2012 the Company issued 100,000 shares upon the conversion of 10,000 shares of preferred stock and the related accrued dividends. On September 28, 2012 the Company issued 12,000 shares  upon the exercise of warrants per the terms of the employment agreement.

Issuance of Preferred Stock

During the nine months ended September 30, 2012 the Company issued 97,850 shares of its Series A preferred stock at $10 per share for proceeds of $978,500. Each share of Series A preferred stock is convertible into 10 shares of common stock. Each share not previously converted shall be automatically converted by the Company at $1.00 per share upon the earlier of the fourth anniversary of the date of issuance or upon the Company’s common stock trading at least $2.25 per share for 60 consecutive days. The Series A preferred stock also provides for an 8% dividend if paid in cash or a 12% dividend if paid in shares of common stock. The Holder of the Series A preferred stock received common stock purchase warrants to purchase one share for every two shares of common stock issuable upon conversion of Series A Preferred Stock.

During the nine months ended September 30, 2012 the Company issued 280,552 shares of its Series B preferred stock at $10 per share for cash proceeds of $1,977,500 and $115,000 of consulting services. The Company also issued 71,302 shares of its Series B preferred stock for $713,020 of debt at $10 per share. Each share of Series B preferred stock is convertible into 10 shares of common stock. Each share not previously converted shall be automatically converted by the Company at $1.00 per share upon the earlier of the fourth anniversary of the date of issuance or upon the Company’s common stock trading at least $3.00 per share for 60 consecutive days. The Series B preferred stock also provides for an 8% dividend if paid in cash or a 12% dividend if paid in shares of common stock. The Holder of the Series B preferred stock received common stock purchase warrants to purchase one share for every two shares of common stock issuable upon conversion of Series A Preferred Stock.

Notes Payable

During the nine months ended September 30, 2012 the Company received $1,100,000 in proceeds from demand notes payable. The demand notes accrue interest at 12% per annum and are unsecured. The Company also received $100,000 of proceeds from a convertible note payable. The convertible note payable accrues interest at 10% per annum, is unsecured and due by April 30, 2013. The convertible note payable is convertible into shares of the Company’s common stock at a discount of 30% of the 10 day average market price. The Company has valued the beneficial conversion feature (BCF) attached to the convertible note payable using the intrinsic method at $30,000. The Company has recorded $4,725 of additional interest expense due to the amortization of the BCF during the nine months ended September 30, 2012.

Related Party Notes Payable

During the nine months ended September 30, 2012 the Company received $155,000 in proceeds from a demand note payable from a director of the Company. The demand note payable accrues interest at 12% per annum and is unsecured.

Property and Equipment	12 Months Ended
Dec. 31, 2011
Notes
Property and Equipment

Note 3 - Property and Equipment

The major classes of assets as of December 31, are as follows:

	2011	2010
Office and computer equipment	$414,820	$11,021
Manufacturing and installation equipment	260,624	--
Leasehold improvements	759,304	--
Vehicles	360,210	--
Sub Total	1,794,958	--
Accumulated Depreciation	(944,207)	(89)
Net	$850,751	$10,932

Depreciation expense was $108,970 and $89, for the years ended December 31, 2011 and 2010, respectively. Approximately $360,210 of the Company’s property and equipment serves as security against its long-term debt.

Stock Purchase Warrants and Options	3 Months Ended
Sep. 30, 2012
Equity:
Shareholders' Equity and Share-based Payments

NOTE 4 - STOCK PURCHASE WARRANTS AND OPTIONS

On January 2, 2012, the Company issued 52,720 of options to an executive officer for services. The options were valued using the Black-Scholes model with a dividend rate of 0%, volatility of 171.65%, a risk free rate of 3.64% and a term of 5 years. During March 2012, warrants to purchase 900,000 shares of common stock at $1.16 per share were issued to the management of the Company’s subsidiary, Xnergy, Inc. for their services as an amendment to the performance criteria in employment agreements. 250,000 warrants vested based upon certain performance criteria. The performance criteria for the remaining 650,000 warrants have not been met as of September 30, 2012. The warrants were valued using the Black-Scholes model with a dividend rate of 0%, volatility of 171.65%, a risk free rate of 3.64% and a term of 5 years. During April and May 2012, warrants to purchase 1,385,000 shares of common stock at $0.10 to $1.39 per share were issued to the various Company consultants for their services 715,000 warrants vested based upon certain performance criteria. The performance criteria for the remaining 670,000 warrants have not been met as of September 30, 2012. The warrants were valued using the Black-Scholes model with a dividend rate of 0%, volatility of 163.99%, a risk free rate of 3.64% and a term of 1.5 to 5.5 years. The Company has recognized $968,822 of expense in connection with the warrants during the nine months ended September 30, 2012. On August 7, 2012, the Company issued 50,000 of warrants to a consultant for services. The options were valued using the Black-Scholes model with a dividend rate of 0%, volatility of 168,50%, a risk free rate of 3.64% and a term of 5 years. A summary of the Company’s option activity during the periods ended September 30, 2012 and December 31, 2011 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	No. of	Exercise	Contractual	Intrinsic
	Options	Price	Term	Value
Balance Outstanding, December 31, 2010	298,500	$1.00	9.8
Granted	97,791	1.68	5
Granted	450,000	1.72	10
Forfeited	(238,500)	0.94	9.8
Expired	--	--	--
Balance Outstanding, December 31, 2011	607,791	1.63	9.8	$1,018,089
Granted	52,720
Forfeited	(8,889)	0.90	--
Exercised	(11,111)	0.90	--
Balance Outstanding, September 30, 2012	640,511	$1.60	9.25	$1,062,197
Exercisable, September 30, 2012	340,511	$1.60	9.25	$546,197

A summary of the Company’s warrant activity during the periods ended September 30, 2012 and December 31, 2011 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	No. of	Exercise	Contractual	Intrinsic
	Warrants	Price	Term	Value
Balance Outstanding, December 31, 2010	11,870,116	$2.31	2.78	$27,457,223
Granted	2,660,000	2.53	5.00
Exercised	(18,000)	1.00	--
Granted	1,000,000	3.00	10.00
Forfeited	(50,000)	1.25	--
Balance Outstanding, December 31, 2011	15,531,116	2.53	2.78	$33,801,473
Granted	3,685,510	0.75	4.75
Exercised	(280,000)	--	--
Forfeited	--	--	--
Balance Outstanding September 30, 2012	18,936,626	$2.03	3.28	$36,647,976
Exercisable, September 30, 2012	17,310,626	$1.94	3.28	$35,079,910

Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2011
Notes
Fair Value of Financial Instruments

Note 4 - Fair Value of Financial Instruments

The Company follows the provisions of ASC 820 for fair value measurements of all nonfinancial assets and nonfinancial liabilities not recognized or disclosed at fair value in the financial statements on a recurring basis. The accounting standard for fair value measurements provides a framework for measuring fair value and requires expanded disclosures regarding fair value measurements. Fair value is defined as the price that would be received for an asset or the exit price that would be paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants on the measurement date. The accounting standard established a fair value hierarchy which requires an entity to maximize the use of observable inputs, where available. This hierarchy prioritizes the inputs into three broad levels as follows. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs are quoted prices for similar assets and liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument. Level 3 inputs are unobservable inputs based on the Company’s own assumptions used to measure assets and liabilities at fair value. An asset or liability’s classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement.

Liabilities measured at fair value on a recurring and non-recurring basis consisted of the following at December 31, 2011 and 2010:

	Total Carrying
	Value at	Fair Value Measurements at December 31, 2011
	December 31, 2011	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Warrant derivative liability	$2,037,325	$-	$-	$2,037,325

Total
Carrying
	Value at	Fair Value Measurements at
	December 31,	December 31, 2010
	2010	(Level 1)	(Level 2)	(Level 3)
Assets:	$-	$-	$-	$-
Patents	-	-	-	-
Patents pending	-	-	-	-
Totals	$-	$-	$-	$-

Liabilities:	-	-	-	-
Warrant derivative liability	$1,288,159	$-	$-	$1,288,159

The following is a summary of activity of Level 3 assets for the year ended December 31, 2011:

Balance at December 31, 2010	$-
Distributorship and license costs	11,872,475
Amortization expense	(1,114,648)
Impairment loss recognized	-

Balance at December 31, 2011	$10,757,827

The following is a summary of activity of Level 3 liabilities for the years ended December 31, 2011 and 2010:

Balance at December 31, 2009	$804,718
Change in fair value 2010	483,441
Balance at December 31, 2010	1,288,159
Change in fair value 2011	749,166
Balance at December 31, 2011	$2,037,325

The Company estimates the fair value of the warrant derivative liability utilizing the Black-Scholes option pricing model, which is dependent upon several variables such as the expected warrant term, expected volatility of our stock price over the expected warrant term, expected risk-free interest rate over the expected warrant term, and the expected dividend yield rate over the expected warrant term. The Company believes this valuation methodology is appropriate for estimating the fair value of the warrant derivative liability. The following table summarizes the assumptions the Company utilized to estimate the fair value of the warrant derivative liability at December 31, 2011 and 2010:

Assumptions	December 31, 2011	December 31, 2010
Expected term (years)	1.8 - 9.7	1.0 -2.0
Expected volatility	152%	214.0%
Risk-free interest rate	0.71% -4.13%	.42% - .47%
Dividend yield	0.00%	0.00%

The expected warrant term is based on the remaining contractual term. The expected volatility is based on historical volatility. The risk-free interest rate is based on the U.S. Treasury yields with terms equivalent to the expected term of the related warrant at the valuation date. Dividend yield is based on historical trends. While the Company believes these estimates are reasonable, the fair value would increase if a higher expected volatility was used, or if the expected dividend yield increased.

There were no changes in the valuation techniques during the years ended December 31, 2011 and December 31, 2010. The estimated fair value of certain financial instruments, including cash and cash equivalents and current liabilities, are carried at historical cost basis, which approximates their fair values because of the short-term nature of these instruments.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Notes
Commitments and Contingencies

Note 5 - Commitments and Contingencies

On March 1, 2011, the Board of Directors of the Company amended the employment agreements of Dr. Johnny R. Thomas and John C. Francis.  Each of their employment agreements dated September 1, 2010 were amended effective February 1, 2011, to increase their annual salaries by $75,000.  Johnny R. Thomas’s salary increased from $99,000 to $174,000 and John Francis’s salary from $75,000 to $150,000.

Johnny R. Thomas and John C. Francis were each awarded five-year performance warrants to purchase 1,000,000 shares each at an exercise price of $1.25 per share.  The warrants will vest if and when the Company achieves certain revenues, net income and/or EBITDA milestones for four trailing quarters.  For each executive officer, a total of 412,500 warrants vest upon four different milestones when annual revenues exceed revenue milestones increasing from $50 to $200 million.  Achieving net income levels in excess of $0.20/share to more than $0.50/share will vest 262,500 warrants upon four different milestones.  The remaining 325,000 warrants will vest upon four different milestones when the Company’s EBITDA performance exceeds $0.40/share to more than $1.00 per share. Mr. Thomas and Mr. Francis also have the right  to vest the warrants by exercising the warrants accordingly the value of the warrants has been expensed in the financial statements.

Any warrants not vested for one milestone period are added on a cumulative basis to the following increment for potential vesting at the next milestone.  In the event that an officer is terminated without cause: (i) he shall receive a cash settlement of $75,000, and (ii) 50% of all unvested warrants issued under his employment agreement, as amended, shall vest immediately.  Except as set forth herein, the respective employment agreements remain unchanged and in full force and effect.

Legal Matters

In December of 2011, the Company was served with a third party complaint to bring the Company into a vendor lawsuit between Genesis, the private company formerly a subsidiary of the Company, and Eagle North America, Inc., also known as Press Rentals. Press Rentals and Genesis have a lawsuit involving the payment of about $55,000 in rental charges, with an extra $108,000 for legal fees. Genesis has brought the Company into the lawsuit, alleging that the Company has an obligation due to the prior subsidiary status. The Company has retained counsel and filed for dismissal.

Operating Leases

The Company leases several vehicles from unrelated parties under non cancellable operating leases. The leases are typically four years. As of December 31, 2011, future minimum lease payments are as follows:

Year	Amount
2012	$27,942
2013	17,534
2014	771
2015	-
2016	-
Thereafter	-
Total	$46,247

Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Notes
Stockholders' Equity

Note 6 - Stockholders’ Equity

Sale of Subsidiary

On August 27, 2010, the Company entered into a Stock Purchase Agreement (the “SPA”).  Pursuant to the SPA, the Buyers who signed the SPA, including Michael Hodges, the former Chairman and Interim Chief Executive Officer of the Company, purchased from the Company on or before August 31, 2010, all of the issued and outstanding common stock of Genesis Fluid Solutions, Ltd. (GFS), its wholly-owned subsidiary.  The Purchase Price for GFS was (a) an aggregate of 6,331,050 shares of Common Stock of the Company to be cancelled including, an aggregate of 1,300,000 shares of Common Stock of the Company held under an Escrow Agreement dated October 30, 2009 among the Company, GFS, Michael Hodges, and Sichenzia Ross Friedman Ference LLP, as escrow agent; (b) an aggregate of approximately 3,011,000 options and warrants of the Company to be cancelled; and (c) GFS’s payment to the Company of a six (6%) percent royalty beginning August 8, 2010, on all gross revenues derived from (i) dewatering operations (exclusive of payments to subcontractors) and (ii) the sale, lease or licensing arrangements of the Rapid Dewatering System and/or any of the dewatering boxes of GFS and its affiliates until the Company receives $4,000,000 and a royalty of three (3%) percent of gross revenues thereafter not to exceed a cumulative royalty of $15,000,000 (the “Royalty”).

Preferred Stock

The Company is authorized to issue up to 25,000,000 shares of preferred stock having a par value of $0.001 per share.

During 2011 the Company issued 200,000 shares of its Series A preferred stock at $10 per share for proceeds of $2,000,000. Each share of Series A preferred stock is convertible to 10 shares of common stock upon the Company’s common stock trading at $2.25 per share for 60 consecutive days. The Series A preferred stock also provides for an 8% dividend if paid in cash or a 12% dividend if paid in shares of common stock. The Holder of the Series A preferred stock received common stock purchase warrants to purchase one share for every two shares of common stock issuable upon conversion of Series A Preferred Stock. The Company has accrued a dividend of $54,155 on the preferred stock as of December 31, 2011.

The Warrants are substantially the same as the funding warrants authorized for all shareholders of record as of December 31, 2010. Upon the exercise of a Class A Warrant for the $3.00 Exercise Price, the Holder shall receive one share of Common Stock and a Class B Common Stock Purchase Warrant (“Class B Warrant”) to purchase one share of Common Stock at $6.00 per share, subject to redemption and/or temporary reduction by the Company. The Class B Warrant shall be exercisable into shares of Common Stock at any time, or from time-to-time, up to and including 5:00 p.m. (Pacific Coast Time) on the third anniversary date from the date of the last issuance of the Class B Warrants, unless previously called or extended by the Company on thirty (30) days’ prior written notice; provided, however, if such date is not a Business Day, then on the Business Day immediately following such date. The Company determined the value of the Class A Warrants to be $1,087,881 using the Black-Scholes model. The Company allocated $497,792 of the $2,000,000 proceeds received from  the Preferred Stock to the Class A Warrant and is amortizing the remaining $497,792 as a dividend expense over the 4 year term of the Warrants. The Company recognized $35,202 of additional dividend expense due to the Class A Warrants during the year ended December 31, 2011.

Upon the exercise of the Class B Warrant for the $6.00 Exercise Price, the Holder shall receive one share of Common Stock and a Class C Common Stock Purchase Warrant (“Class C Warrant”) to purchase one share of Common Stock at $12.00 per share, subject to redemption and/or temporary reduction by the Company. The Class C Warrant shall be exercisable into shares of Common Stock at any time, or from time-to-time, up to and including 5:00 p.m. (Pacific Coast Time) on the third anniversary date from the date of the last issuance of the Class C Warrants, unless previously called or extended by the Company on thirty (30) days’ prior written notice; provided, however, if such date is not a Business Day, then on the Business Day immediately following such date. The Company will determine the value of the Class B Warrant when the Class A Warrants are exercised and the value of the Class C Warrant when the Class B Warrants are exercised.

Common Stock

The Company is authorized to issue up to 100,000,000 shares of common stock having a par value of $0.001 per share, of which 18,703,182 and  11,855,232 shares were issued and outstanding at December 31, 2011 and 2010, respectively.

On December 31, 2010, 434,782 shares of the Company’s stock were issued for cash of $499,999 in a private placement. On August 7, 2010, 6,331,050 common shares were cancelled upon sale of the subsidiary Genesis Fluid Solutions. On March 19, 2010, the Company issued 83,000 common shares to a consultant for services valued at $41,500. On December 14, 2011 the Company issued 125,000 shares to a consultant for services valued at $1.51 per share. On December 5, 2011 the Company issued 89,368 shares to consultants for services valued at $1.26 per share. On December 1, 2011 the Company issued 6,000 shares of its common stock under an outstanding warrant to an executive officer for accrued compensation valued at $1.00 per share.  On October 4, 2011 the Company issued 16,805 shares upon the cashless exercise of warrants at $1.25 and 79,535 shares to consultants valued at $1.72 per share. On September 29, 2011 the Company issued 12,000 shares of its common stock to an executive officer for accrued compensation valued at $1.00 per share. On September 7, 2011 the Company issued 66,667 shares of common stock to certain key employees of Xnergy, Inc. valued at $1.72 per share and 4,500,000 shares for the acquisition of its subsidiary, as described in Note 12. On July 13, 2011 the Company issued 100,000 shares of common stock for investment advisory services valued at $1.09 per share. On May 16, 2011 the Company issued 150,000 shares for a license to certain light switching technology and paid $100,000 cash. The shares were valued at $1.18 per share. On May 24, 2011 the Company issued 100,000 shares to an investment banking firm for services valued at $1.16 per share. On March 21, 2011 the Company issued 72,813 shares, valued at $95,784, for the cancellation of 238,500 previously issued options. On February 24, 2011 the Company issued 100,000 shares, valued at $1.24 for director’s fees.  One half of the shares vested immediately, the remainder vest one year from issuance. On February 21, 2011 the Company issued 150,000 shares valued at $1.18 for compensation.  On January 1, 2011 the Company issued 1,279,762 shares for the acquisition of its subsidiary, as described in Note 12.

Incentive Stock Option and Warrant Grants to Employees and Directors

On October 30, 2009, the Company’s board of directors and stockholders adopted the 2009 Equity Incentive Plan (the “2009 Plan”). The purpose of the 2009 Plan is to provide an incentive to attract and retain directors, officers, consultants, advisors and employees whose services are considered valuable, to encourage a sense of proprietorship and to stimulate an active interest of such persons into our development and financial success. Under the 2009 Plan, the Company is authorized to issue incentive stock options intended to qualify under Section 422 of the Code, non-qualified stock options, stock appreciation rights, performance shares, restricted stock and long-term incentive awards. The Company has reserved for issuance an aggregate of 4,542,000 shares of common stock under the 2009 Plan. The 2009 Plan will be administered by the Company’s board of directors until such time as such authority has been delegated to a committee of the board of directors.

The material terms of each option granted pursuant to the 2009 Plan by the Company shall contain the following terms: (i) that the purchase price of each share purchasable under an incentive option shall be determined by the Committee at the time of grant, but shall not be less than 100% of the Fair Market Value (as defined in the 2009 Plan) of such common share on the date the option is granted, (ii) the term of each option shall be fixed by the Committee, but no option shall be exercisable more than 10 years after the date such option is granted and (iii) in the absence of any option vesting periods designated by the Committee at the time of grant, options shall vest and become exercisable as to one-third of the total number of shares subject to the option on each of the first, second and third anniversaries of the date of grant.

On October 30, 2009, the Company issued, pursuant to the 2009 Plan, ten-year options to purchase 1,972,000 shares in the Company in exchange for the return of 1,972,000 shares of common stock (see above). On October 30, 2009, the Company granted, pursuant to the 2009 Plan, ten-year stock options to purchase 1,250,000 common shares of the Company, of which (i) 580,000 are exercisable immediately at $0.90 per share, (ii) 70,000 are exercisable on April 30, 2010 at $0.99 per share, and (iii) 600,000 vest based on performance milestones, as stipulated in the option, and are exercisable at $1.00 per share. None of these options are currently outstanding.

On June 12, 2010 the Company issued options to purchase 10,000 shares of the Company’s common stock to a consultant.  The options are exercisable at a strike price of $1.00.  The options expire ten years from the date of issuance. On September 1, 2010 the Company issued warrants to purchase 2,000,000 shares of the Company’s common stock to two officers of the Company.  The warrants are exercisable at a strike price of $1.00.  The warrants expire ten years from the date of issuance.  On the date of issuance, 200,000 of the warrants vested.  On October 31, 2010, an additional 300,000 warrants vested.  On September 1, 2011, 500,000 additional warrants vested.

On December 14, 2010 the Company issued options to purchase 30,000 shares of the Company’s common stock to two consultants.  The options are exercisable at a strike price of $1.70.  The options expire ten years from the date of issuance. On December 27, 2010 the Company issued warrants to purchase 500,000 shares of the Company’s common stock to a consultant.  The warrants are exercisable at a strike price of $1.74.  The warrants expire two years from the date of issuance.

On December 7, 2010 the Company declared a distribution to all shareholders of record on December 31, 2010.  Each shareholder is entitled to receive upon the effective date of a registration statement with the SEC one Class A warrant to purchase one share of common stock at an exercise price of $3.00 and one Class B warrant to purchase one share of common stock at an exercise price of $6.00 per share and one Class C warrant to purchase one share of common stock at an exercise price of $12.00 per share.  All of which expire ten years after issuance. Due to the fact that the Company has an accumulated deficit, the distribution was accounted for as a return of capital and recorded as a reduction to additional-paid in capital.

On January 1, 2011, the Company granted 97,791 options to employees of Castrovilla at $1.68 per share. The Company will recognize $107,699 in expense over the term of the options. On October 4, 2011 the Company issued 450,000 options to the President of Castrovilla at $1.72 per share:  150,000 vesting immediately, 150,000 to vest upon the billing of 500 petroleum sites and 150,000 to vest upon the billing of 1,000 additional petroleum sites. The Company will recognize $145,331 in expense over the term of the options.

As of December 31, 2011, 3,934,209 shares were remaining under the 2009 Plan for future issuance.

Incentive Stock Option and Warrant Grants to Employees and Directors

On March 1, 2011 the Company issued 2,000,000 warrants to its executive officers pursuant to their employment contracts as outlined in Note 5 which are deemed vested as of December 31, 2011. On February 23, 2011 the Company granted 500,000 warrants to a director at $1.24 which vest over 4 years. On May 16, 2011 the Company granted and vested 160,000 warrants to a consultant at $1.15.

The total fair value of stock warrant and option awards (not including those issued in exchange for common stock returned to the Company) granted to employees during the years ended December 31, 2011 and 2010 was $6,293,205 and $3,167,745, respectively, which is being recognized over the respective vesting periods. The Company recorded compensation expense of $7,435,576 and $1,617,268 for the years ended December 31, 2011 and 2010, respectively, in connection with these stock warrants and options.

The Company estimates the fair value of share-based compensation utilizing the Black-Scholes option pricing model, which is dependent upon several variables such as the expected option term, expected volatility of our stock price over the expected option term, expected risk-free interest rate over the expected option term, expected dividend yield rate over the expected option term, and an estimate of expected forfeiture rates. The Company believes this valuation methodology is appropriate for estimating the fair value of stock options granted to employees and directors which are subject to ASC Topic 718 requirements. These amounts are estimates and thus may not be reflective of actual future results, nor amounts ultimately realized by recipients of these grants. The Company recognizes compensation on a straight-line basis over the requisite service period for each award. There were no options granted during 2011 and 2010. The following table summarizes the assumptions the Company utilized to record compensation expense for stock options granted during the years ended December 31, 2011 and 2010:

	December 31,	December 31,
	2011	2010
Expected term (years)	5.0 - 10.0	1.0 - 10.0
Expected volatility	160%	216%
Weighted-average volatility	160%	216%
Risk-free interest rate	3.99%	0.71% - 4.32%
Dividend yield	0%	0%
Expected forfeiture rate	0%	0%

The expected life is computed using the simplified method, which is the average of the vesting term and the contractual term. The expected volatility is based on historical volatility. The risk-free interest rate is based on the U.S. Treasury yields with terms equivalent to the expected term of the related option at the time of the grant. Dividend yield is based on historical trends. While the Company believes these estimates are reasonable, the compensation expense recorded would increase if the expected life was increased, a higher expected volatility was used, or if the expected dividend yield increased.

Incentive Stock Option and Warrant Grants to Employees and Directors

A summary of the Company’s stock option activity during the years ended December 31, 2011 and 2010 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	No. of	Exercise	Contractual	Intrinsic
	Options	Price	Term	Value
Balance Outstanding, December 31, 2009	3,222,000	$0.94	9.8
Granted	298,500	1.26	10
Exercised	--	--	--
Forfeited	(3,222,000)	--	--
Expired	--	--	--
Balance Outstanding, December 31, 2010	298,500	1.00	9.8	--
Granted	97,791	1.68	5
Granted	450,000	1.72	10
Forfeited	(238,500)	0.94	9.8
Expired	--	--	--
Exercised	--	--	--
Balance Outstanding, December 31, 2011	607,791	$1.63	9.8	$1,018,089
Exercisable, December 31, 2011	307,791	$1.63	9.8	$502,089

A summary of the Company’s warrant activity during the years ended December 31, 2011 and December 31, 2010 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	No. of	Exercise	Contractual	Intrinsic
	Warrants	Price	Term	Value
Balance Outstanding, December 31, 2009	3,520,000	$1.98	--	$--
Granted	8,427,616	2.45	0.88
Exercised	--	--	--
Forfeited	(77,500)	2.00	1.90
Balance Outstanding, December 31, 2010	11,870,116	2.31	2.78	$27,457,223
Granted	2,660,000	2.53	5.00
Exercised	(18,000)	1.00	--
Granted	1,000,000	3.00	10.00
Forfeited	(50,000)	1.25	--
Granted	69,000	1.75	5.00
Balance Outstanding December 31, 2011	15,531,116	$2.53	2.78	$33,801,473
Exercisable, December 31, 2011	15,156,116	$2.23	2.78	$33,801,473

The weighted-average grant-date fair value of options granted to employees during the years ended December 31, 2011 and 2010 was $1.63 and $1.68, respectively. The Company expects all non-contingent outstanding employee stock options to eventually vest.

As of December 31, 2011, there were total unrecognized compensation costs related to nonvested share-based compensation arrangements of $412,389, of which $290,662 which is expected to be recognized over the respective vesting periods which extend through 2013.

As of December 31, 2010, there were total unrecognized compensation costs related to nonvested share-based compensation arrangements of $1,609,949, which is expected to be recognized over the respective vesting periods which extend through 2013.

Income Taxes	12 Months Ended
Dec. 31, 2011
Notes
Income Taxes

Note 7 - Income Taxes

The Company files a consolidated U.S. income tax return that includes its U.S. subsidiary. The amounts provided for income taxes are as follows:

	Year Ended	Year Ended
	December 31, 2011	December 31, 2010
Current (benefit) provision: federal	$--	$--
Current (benefit) provision: state	--	--
Total current provision	--	--
Deferred (benefit) provision	--	--
Deferred (benefit) provision relating to reduction of valuation allowance	--	--
Total deferred provision	--	--
Total provision (benefit) for income taxes from continuing operations	$--	$--

Significant items making up the deferred tax assets and deferred tax liabilities as of December 31, 2011 and 2010 are as follows:

	December 31, 2011		December 31, 2010
Deferred tax assets:
Net operating loss carry forward		$3,323,562		$2,219,621
Warrant derivative liability		419,086		164,370
Stock-based compensation		3,613,780		549,871
Amortization of intangible assets		374,271		---
		7,730,699		2,933,862
Less: valuation allowance		(7,730,699)		(2,933,862)
Total deferred tax assets		---		--
Deferred tax liabilities:
Depreciation		---		--
Other temporary differences		---		--
Total deferred tax liabilities		---		--

Total net deferred tax assets (liabilities)	$	---	$	---

A valuation allowance is established if it is more likely than not that all or a portion of the deferred tax asset will not be realized. Accordingly, a valuation allowance was established in 2011 and 2010 for the full amount of our deferred tax assets due to the uncertainty of realization. Management believes that based upon its projection of future taxable operating income for the foreseeable future, it is more likely than not that the Company will not be able to realize the benefit of the deferred tax asset at December 31, 2011. The net changes in the valuation allowance during the year was an increase of $4,796,837 in 2011 and an increase of $1,009,905 in 2010.

At December 31, 2011, the Company had $9,539,129 of net operating loss carry forwards which will expire in various years through 2031. Under the provision of the Tax Reform Act of 1986, when there has been a change in an entity’s ownership of 50 percent or greater, utilization of net operating loss carry forwards may be limited. As a result of the Company’s equity transactions, the Company’s net operating losses may be subject to such limitations and may not be available to offset future income for tax purposes. Utilization of the net operating losses and credits may be subject to a substantial annual limitation due to the ownership change provisions of the Internal Revenue Code of 1986, as amended. The annual limitation may result in the expiration of net operating losses and credits before utilization and in the event we have a change of ownership, utilization of the carry forwards could be restricted.

The Company’s effective income tax expense (benefit) differs from the statutory federal income tax rate of 34% as follows:

	For the	For the
	Year Ended	Year Ended
	December 31, 2011	December 31, 2010
Federal tax rate applied to loss before income taxes	34.0%	34.0%
State income taxes, net of federal benefit	3.5%	3.5%
Permanent differences	-0.9%	-0.9%
Change in valuation allowance	-39.4%	-39.4%
Other	2.8%	2.8%
Income tax expense (benefit)	0.0%	0.0%

Concentration of Credit Risk	12 Months Ended
Dec. 31, 2011
Notes
Concentration of Credit Risk

Note 8 - Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist of cash and cash equivalents and accounts receivable. Cash and cash equivalents are deposited in the local currency in three financial institutions in the United States. The balance, at any given time, may exceed Federal Deposit Insurance Corporation insurance limits. As of December 31, 2011 and 2010, there was $30,883 and $3,637,765, respectively, in excess of insurable limits.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Notes
Related Party Transactions

Note 9 - Related Party Transactions

Employment Contracts

On March 1, 2011, the Board of Directors of the Company amended the employment agreements of Dr. Johnny R. Thomas and John C. Francis.  Each of their employment agreements dated September 1, 2010 were amended effective February 1, 2011, to increase their annual salaries by $75,000.  Johnny R. Thomas’s salary increased from $99,000 to $174,000 and John Francis’s salary from $75,000 to $150,000.

Johnny R. Thomas and John C. Francis were each awarded five-year performance warrants to purchase 1,000,000 shares each at an exercise price of $1.25 per share.  The warrants will vest if and when the Company achieves certain revenues, net income and/or EBITDA milestones for four trailing quarters.  For each executive officer, a total of 412,500 warrants vest upon four different milestones when annual revenues exceed revenue milestones increasing from $50 to $200 million.  Achieving net income levels in excess of $0.20/share to more than $0.50/share will vest 262,500 warrants upon four different milestones.  The remaining 325,000 warrants will vest upon four different milestones when the Company’s EBITDA performance exceeds $0.40/share to more than $1.00 per share. Mr. Thomas and Mr. Francis also have the right  to vest the warrants by exercising the warrants accordingly the value of the warrants has been expensed in the financial statements.

Any warrants not vested for one milestone period are added on a cumulative basis to the following increment for potential vesting at the next milestone.  In the event that an officer is terminated without cause: (i) he shall receive a cash settlement of $75,000, and (ii) 50% of all unvested warrants issued under his employment agreement, as amended, shall vest immediately.  Except as set forth herein, the respective employment agreements remain unchanged and in full force and effect.

Stock Subscription Receivables

On June 17, 2008, two of Xnergy Inc.’s former stockholders agreed to purchase the shares of another shareholder for $2,486,850. Concurrent with this agreement, Xnergy, Inc. agreed to issue a promissory note for the payment for the stock. The liability was recorded along with notes receivable from the purchasing stockholders. The notes receivable were assumed by the Company in the purchase of Xnergy, Inc. and have no repayment terms, are non interest bearing and are unsecured accordingly they are classified as stock subscription receivables. As of December 31, 2011, the receivables totaled $2,632,192.

Related Party Payables

In connection with the purchase of Castrovilla, Inc. the Company entered into a promissory note to pay an outstanding to the former shareholders.

Amount of
Principal Payments
Year	Due
2012	$297,114
2013	87,255
2014	-
2015	-
2016	-
Thereafter	-
Total	$384,369

Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2011
Notes
Accounts Payable and Accrued Expenses

Note 10 - Accounts Payable and Accrued Expenses

A summary of Accounts Payable and Accrued Expenses as of December 31, are as  follows:

	2011	2010
Accounts Payable	$1,805,921	$37,399
Taxes Payable	230,295	-
Billings in Excess of Revenues	645,424	-
Payroll and Vacation Payable	276,018	-
Reserve for Warranty	25,241	-
401K Payable	1,747	-
Accrued Dividends	54,155	-
Warrant Exercise Liability	8,000	-
Total	$3,046,801	$37,399

Long Term Debt	12 Months Ended
Dec. 31, 2011
Notes
Long Term Debt

Note 11 - Long Term Debt

Capital Leases

The Company leases certain machinery and equipment under financing leases. The cost of the machinery and equipment is included in the balance sheet as property and equipment and totals $50,487. Accumulated depreciation of the leased equipment is $50,487 as of December 31, 2011. As of December 31, 2011, future minimum lease payments are as follows:

Year	Amount
2012	$4,604
2013	-
2014	-
2015	-
2016	-
Thereafter	-
Total	4,604
Interest on lease payments	(869)
Present value of net minimum lease payments	$3,735

Promissory Notes Payable

The Company has assumed promissory notes payable in connection with the purchase of Xnergy, Inc. and its subsidiary HVAC Controls, Inc. Principal and interest payments are $50,975 per month. As a result of the purchase of Xnergy, Inc. by the Company the notes were rewritten. The notes payable are secured in part by the shares of the Company. The promissory notes now provide for interest at 7.75% per annum.

Amount of
Principal Payments
Year	Due
2012	$487,298
2013	569,683
2014	351,108
2015	-
2016	-
Thereafter	-
Total	$1,408,089

Automobile Contracts Payable

The Company has entered into purchase contracts for its vehicles.  The contracts bear interest at an average interest rate of approximately 5% per annum, are secured by the vehicles. The composition of these loans and notes payable are summarized in the table below:

Amount of
Principal Payments
Year	Due
2012	$42,668
2013	13,264
2014	-
2015	-
2016	-
Thereafter	-
Total	$55,932

Bank Line of Credit

Bank line of credit, opened on April 16, 2008, maturity on April 15, 2013; $50,000 credit limit, adjustable interest rate currently at 5.5% , unsecured.

December 31, 2011	$40,804

Acquisition of Subsidiaries	12 Months Ended
Dec. 31, 2011
Notes
Acquisition of Subsidiaries

Note 12 - Acquisition of Subsidiaries

Castrovilla, Inc.

Effective January 1, 2011, Castrovilla Energy, Inc., “Energy”, a newly formed subsidiary of Blue Earth Energy Management Services, Inc., which is a subsidiary of Blue Earth, Inc, entered into a merger agreement with Castrovilla, Inc. wherein Energy purchased all of the issued and outstanding shares of Castrovilla, Inc. for  1,011,095  shares of restricted common stock of Blue Earth, Inc.  These shares were valued based on the quoted market price on the effective date of the transaction, January 1, 2011, at $1.90 per share, or $1,921,081.

Immediately after the transaction, Energy ceased to exist and Castrovilla, Inc. became the surviving corporation, a wholly owned subsidiary of Blue Earth Energy Management Services, Inc..  Simultaneous with this purchase, Energy entered into an asset purchase agreement with Humitech of NC, LLC, “Humitech”, whereby the assets of Humitech and certain related liabilities were sold to Energy for  $150,000 cash and 267,857 restricted common shares of Blue Earth, Inc. valued based on the quoted market price on the effective date of the transaction, January 1, 2011, at $1.90 per share or $508,928.

The purchase resulted in a distributorship asset and customer base of $2,458,250.  The reason for the purchase was to expand the Company’s energy efficiency operations.  According to the purchase method of accounting, the acquisition was recorded as follows:

Purchase Price	Shares	Price	Total
Castrovilla	1,011,095	$1.90	$1,921,081
Humitech	267,857	$1.90	508,928
Cash			150,000
Total Purchase Price			$2,580,009
Assets at Fair Value
Cash			$ 466,620
Accounts receivable			325,199
Inventory			150,627
Property and equipment			53,088
Other assets			115,804
Distributorship and customer base			2,458,250
Total Assets			$3,569,588

Liabilities Assumed at Fair Value
Accounts payable and accrued expenses	$ 414,314
Notes payable	575,265
Cash	150,000
Equity	2,430,009

Total Liabilities and Equity	$ 3,569,588

The Company has recognized revenues of $3,858,020 for the year ended December 31, 2011 for Castrovilla. The Company has recognized a net loss $608,367 for the year ended December 31, 2011 for Castrovilla.

In the acquisition the Company issued an aggregate of 1,011,095 shares of its Common Stock, initially valued at $1.68 per share or $1,700,000 on the date the agreement was made, to the stockholders of Castrovilla, Inc. in exchange for all of the outstanding capital stock of Castrovilla, Inc.  All of the 1,279,762 shares issued in the Castrovilla Acquisition (collectively, the “Company Shares”) are subject to Lock-up/Leak-out and Guaranty Agreements, as amended.  The two Castrovilla, Inc. stockholders, John Pink, who continues as President of Castrovilla, Inc. and Adam Sweeney, together with Humitech (the “Stockholders”) could not sell any of the Company Shares for a six-month period beginning on the Effective Date of the Plan of January 1, 2011 and ending on June 30, 2011.  Thereafter and ending June 30, 2013, the three stockholders may sell up to 2,461 Company Shares per trading day in the aggregate until all Company Shares are sold (the “Lock-up Period”).  The Company contingently guaranteed (the “Guaranty”) to the Stockholders the net sales price of $1.68 per share, provided the Stockholders are in compliance with the terms and conditions of the Lock-up Agreement and the hereinafter described performance criteria are met.

A number of shares equal in value to fifty percent (50%) of the profits, if any, from the sale of shares above $3.36 per share during the Lock-up Period will be returned to the Company.  Any deficit from sales below $1.68 per share shall be paid (i) 50% in cash, and (ii) the remaining 50% in either cash or shares of Common Stock of the Company provided certain Earnings before Interest, Taxes, Depreciation and Amortization (EBITDA) performance criteria are achieved as discussed in the next paragraph  (at their then current fair market value, or any combination thereof, at the sole discretion of the party making the payment).

In the event that Castrovilla Inc.'s EBITDA during the Lock-up Period is less than the budgeted amount of $722,000 of EBITDA per year for each of the years ended December 31, 2012 and 2013, the $1.68 per share guaranteed price shall be decreased by the same percentage decrease that EBITDA is below the projected $722,000 of EBITDA.  All of such calculations will be in accordance with GAAP and derived from the Company’s reviewed financial statements for the first three fiscal quarters of the fiscal year and audited financial statements for the full year.

The targeted EBITDA for the 12-month period from July 1, 2011 to June 30, 2012 is $722,000, or $180,500 per quarter (the quarterly rate of $180,500 is a constant for each quarter through to the end of the Lock-up/Guarantee period).  Therefore,  the Targeted EBITDA for the 12-months ended December 31, 2011, was $722,000. The targeted EBITDA for each subsequent 12 month period shall be $722,000, which shall be compared to the actual performance for the most recent 12 month reporting period as illustrated above and multiplied times $1.68 to arrive at the guaranteed share price, if any. These targeted amounts may be reduced if a majority of the Board of Directors agree on budget changes which require an acceleration of expenses thereby affecting a current year’s budgeted EBITDA. No adjustment in the targeted amounts for guarantee purposes has been made and none is contemplated at this time. The Company does not anticipate any guaranty prior to April of 2012, due to the decision to expand Castrovilla's operations into several new states.

In addition, under the Plan, the Company paid $50,000 to an unaffiliated third party for an existing obligation of Castrovilla, Inc. The above described Castrovilla Acquisition was completed on January 19, 2011, with an effective date of January 1, 2011.  Pursuant to the terms and conditions of the Plan described above, Castrovilla Energy, Inc., a wholly-owned subsidiary of the Company, was merged with and into Castrovilla, Inc., the Surviving Corporation, on January 21, 2011.

Xnergy, Inc. and Subsidiary

On September 7, 2011 the Company acquired 100% of the outstanding common stock of Xnergy, Inc. and its wholly-owned subsidiary HVAC Controls & Specialties, Inc., a Carlsbad, California based energy services company (“Xnergy’). Simultaneously, the Company purchased all of the membership interests of ecoLegacy, LLC (“eco”), a California limited liability company, which serves as a financing vehicle for Xnergy. Xnergy provides a broad range of energy solutions including specialized mechanical engineering and the design, construction and implementation of energy savings projects, energy conservation, energy infrastructure outsourcing, power generation and energy supply and risk management.  Xnergy also provides comprehensive maintenance and service programs, including every aspect of heating, ventilation and air-conditioning (HVAC), mechanical systems for design-build to repair and retrofit services.

Xnergy has an alternative energy project pipeline opportunity of approximately $585 million. The projects are all located in California and the target clients are those that have a premium credit rating and have large energy needs. These candidates include hotels/casinos, industrial manufacturing, life sciences, telecommunications, medical, churches, pharma and public facilities. The $585 million alternative energy project pipeline is comprised of designing, building, implementing and servicing three cutting-edge alternative energy technologies: Solar PV, Geothermal and Fuel Cells.

The Company issued 4,500,000 shares of its common stock for all of the outstanding shares of Xnergy valued at $3.00 per share in the merger agreement. However, the common shares were subsequently valued at $1.72 per share for accounting purposes based upon the average closing price of the Company’s common stock from September 8, 2011 through trading on September 26, 2011.  The Company also assumed the obligation of $1,415,088 due to a former shareholder of Xnergy for the purchase of his shares by the exchanging shareholders of Xnergy. The Company assumed $143,681 of debt as the consideration for the purchase of ecoLegacy, a California limited liability company. Hence, for valuation purposes, the proper price/share for accounting purposes is $1.72/share or $7,740,000 for the shares plus the cash component as stated above.

The purchase resulted in a distributorship asset and customer base of $9,137,225.  The reason for the purchase was to expand the Company’s energy efficiency operations.  According to the purchase method of accounting, the acquisition was recorded as follows:

Purchase Price	Shares	Price	Total
Xnergy, Inc. and HVAC Controls & Specialties, Inc.	4,500,000	$1.72	$7,740,000

Total Purchase Price			7,740,000
Assets at Fair Value

Cash			$1,442,319

Receivables			710,437
Other current assets			150,278
Property and equipment			86,548
Related party receivable			2,632,192
Customer base			9,137,225
Total Assets			$14,158,999
Liabilities Assumed at Fair Value
Accounts payable			$ 379,227
Accrued liabilities			1,606,074
Notes payable			4,433,698
Equity			7,740,000
Total Liabilities and Equity			$14,158,999

Xnergy, Inc. and Subsidiary

The Company has recognized revenues of $1,457,643 for the four months ended December 31, 2011 for Xnergy and HVAC. The Company has recognized a net loss $962,723 for the four months ended December 31, 2011 for Xnergy and HVAC.

The table below presents, on a retroactive basis the condensed consolidated statements of operations for the periods presented to include the operations of Castrovilla and Xnergy.  In the above referenced acquisitions Castrovilla and Xnergy were not considered the predecessor for accounting purposes.  The pro forma condensed consolidated statements of operations are presented below for comparative purposes and to provide additional information and disclosure to the reader.

Proforma Condensed Consolidated Statement of Operations

	For the Year Ended
	December 31,	December 31,
	2011	2010
Revenues	$8,682,109	$22,398,761
Net Loss	$(7,244,198)	$(3,886,555)

Discontinued Operations	12 Months Ended
Dec. 31, 2011
Notes
Discontinued Operations

Note 13 - Discontinued Operations

On August 27, 2010, the Company entered into a Stock Purchase Agreement (the “SPA”).  Pursuant to the SPA, the Buyers who signed the SPA, including Michael Hodges, the former Chairman and Interim Chief Executive Officer of the Company, purchased from the Company on or before August 31, 2010, all of the issued and outstanding common stock of Genesis Fluid Solutions, Ltd. (GFS), its wholly-owned subsidiary.  The Purchase Price for GFS was (a) an aggregate of 6,331,050 shares of Common Stock of the Company to be cancelled including, an aggregate of 1,300,000 shares of Common Stock of the Company held under an Escrow Agreement dated October 30, 2009 among the Company, GFS, Michael Hodges, and Sichenzia Ross Friedman Ference LLP, as escrow agent; (b) an aggregate of approximately 3,011,000 options and warrants of the Company to be cancelled; and (c) GFS’s payment to the Company of a six (6%) percent royalty beginning August 8, 2010, on all gross revenues derived from (i) dewatering operations (exclusive of payments to subcontractors) and (ii) the sale, lease or licensing arrangements of the Rapid Dewatering System and/or any of the dewatering boxes of GFS and its affiliates until the Company receives $4,000,000 and a royalty of three (3%) percent of gross revenues thereafter not to exceed a cumulative royalty of $15,000,000 (the “Royalty”).

The closing of the Stock Purchase Agreement occurred on August 31, 2010, at which time the Company: (i) received of all of the certificates representing the Company Shares, Options, Warrants, and Escrowed Shares (each, as defined in the Stock Purchase Agreement) issued to the Buyers, (ii) entered into an agreement regarding the assignment of the Royalty by GFS and its successors and assigns to the Company, and all other closing conditions were satisfied.  Following the closing, GFS ceased to be a wholly-owned subsidiary of the Company and the Buyers, collectively, became the owners of one hundred percent (100%) of the issued and outstanding capital stock of GFS. Accordingly, the Company’s financial statements have been retroactively restated for all periods presented to reflect the assets, liabilities and operations of GFS as discontinued.

Revenues of the discontinued operations were $129,089 during the year ended December 31, 2010.

Subsequent Events	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Notes
Subsequent Events

NOTE 5 - SUBSEQUENT EVENTS

On October 8, 2012 the Company granted 10,000 options under its 2009 Incentive Plan with an exercise price of $1.23 per share with 1/3 vesting immediately and 1/3 annually thereafter.

The Company also issued 35,112 shares in satisfaction of $50,000 of the debt of a subsidiary and 3,000 shares to employees as an incentive bonus.

On October 10, 2012 the Company issued 2,500 shares of Series B preferred stock.

On October 16, 2012 the Company issued 10,000 shares under the terms of the employment agreement of an executive officer.

On October 26, 2012 the Company issued 9,000 shares under the terms of the employment agreement of an executive officer.

On October 30, 2012, Blue Earth Inc. (the "Company") executed a Secured Promissory Note (the “Note”) in the principal amount of $800,000 payable to Laird Q. Cagan (the “Lender”) its Chairman of the Board of Directors.  The Note evidences a loan made in connection with the Company’s commencement of design, engineering, permitting, and construction services to be provided by a subsidiary of the Company with respect to five photovoltaic installations (the “Projects”) located in Southern California. The Loan together with secured interest at the rate of 12% per annum is due and payable on May 1, 2013.  The Loan may be pre-paid at any time.  In addition, following the completion of construction of the Project(s), in the event that the Company, or its subsidiaries, receives any proceeds (directly or indirectly) from the U.S. Treasury Department of the 1603 Grant(s), the Company shall immediately pay such proceeds to the Lender, and the interest and principal amount of the Loan shall be reduced via payment to Lender of said proceeds. The Loan is secured by the proceeds of the above-stated grants; all machinery, equipment, furniture and fixtures utilized for the Projects and all contractual rights in connection with the Projects.

On November 6, 2012, the Company entered into an Independent Consulting Agreement with Company’s Chairman of the Board of Directors, Laird Cagan. Cagan has been retained to actively participate in the review and negotiations of project finance opportunities, corporate finance, initiating leads for potential partners/relations for all business activities of the Company.  In consideration of the services, the Company has issued Cagan a warrant to purchase 1,000,000 shares of Common Stock, exercisable at $.01 per share, for a ten year exercise period.

On November 6, 2012 the Company issued a total of 135,942 shares under the terms of two consulting services agreements.

On November 7, 2012 the Company issued 20,000 shares under the terms of the employment agreement of an executive officer.

In accordance with ASC 855-10, the Company’s management has reviewed all material events there are no additional material subsequent events to report.

Note 14 - Subsequent Events

Effective January 1, 2012, the Company appointed Philip J. Kranenburg, as the Company’s Chief Financial Officer which relationship was terminated on March 14, 2012. In connection with Mr. Kranenburg’s appointment as Chief Financial Officer, the Company and Mr. Kranenburg entered into an employment agreement, effective January 1, 2012, pursuant to which Mr. Kranenburg was employed by the Company as an “at will” employee.  The Employment Agreement provided for the following compensation: an annual base salary of $150,000; a bonus determined by the Board of Directors of the Company; an option to purchase 1,000,000 shares of the Company’s common stock pursuant to the Company’s 2009 Equity Incentive Plan, with an exercise price of $1.37, which will vest as follows:

250,000 options on the first anniversary of employment, with 72,993 of the options qualifying as Incentive Stock Options and the remaining as Non-Qualified Stock Options; and 62,500 options per quarter over the next twelve quarters, with 72,993 of the options qualifying as Incentive Stock Options each year and the remaining as Non-Qualified Stock Options on the vested options per annum.

The Company and Mr. Kranenburg agreed his cash compensation shall commence following the completion of the Company’s private placement and in lieu of cash compensation for the month of January, Mr. Kranenburg has accepted 9,125 shares of restricted Common Stock. . Under the terms of Mr. Kranenburg’s employment agreement, he was entitled to additional shares from February 1, 2012 until his date of termination, plus 52,740 options exercisable at $1.37 per share that vested during that time period.

Effective January 1, 2012, the Company has entered into six year lease for the offices of Xnergy, Inc.

In preparing these consolidated financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and determined that there are no additional events to report.

The stock subscription receivable in the sum of $2,632,192 due from the sellers of Xnergy was paid in full effective March 26, 2012. The Company received a total of 877,364 shares valued at $3.00 per share. The 877,364 shares have been cancelled.